Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis Of Preparation [Abstract]
Basis of Preparation
2. Basis of preparation.
2.1 Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) (“IFRS-IASB”).
These consolidated financial statements have been approved by the Board of Directors of Banco BBVA Argentina S.A. on
April 13, 2021.
2.2 Comparative information
Leases
As of January 1, 2019, IFRS 16 “Leases” replaced IAS 17 “Leases” and includes changes in the lessee accounting model (see Note 6.1). This amendment was applied using the modified retrospective method and the previous year has not been restated for comparison purposes.